UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: 7414 Jager Court

         Cincinnati, OH  45230

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, OH     May 05, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $118,912 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERADA HESS CORP              COM              023551104     1285     9025 SH       Sole                      375        0     8650
APPLE COMPUTER INC             COM              037833100     7975   127150 SH       Sole                    61350        0    65800
AT&T INC                       COM              00206R102     5718   211453 SH       Sole                   118364        0    93089
AUTODESK INC                   COM              052769106     7167   186050 SH       Sole                    93625        0    92425
BANK OF AMERICA CORPORATION    COM              060505104     5795   127254 SH       Sole                    78565        0    48689
BRISTOL MYERS SQUIBB CO        COM              110122108     4159   168994 SH       Sole                    92900        0    76094
CHEVRON CORP NEW               COM              166764100     4851    83684 SH       Sole                    46005        0    37679
CITIGROUP INC                  COM              172967101     5140   108829 SH       Sole                    64814        0    44015
CONAGRA FOODS INC              COM              205887102     4349   202656 SH       Sole                   112300        0    90356
DU PONT E I DE NEMOURS & CO    COM              263534109     4388   103967 SH       Sole                    56325        0    47642
EASTMAN KODAK CO               COM              277461109     5420   190575 SH       Sole                   100925        0    89650
EOG RES INC                    COM              26875P101     1147    15925 SH       Sole                      650        0    15275
EXPRESS SCRIPTS INC            COM              302182100     1182    13450 SH       Sole                      500        0    12950
GENERAL MTRS CORP              COM              370442105     4403   206982 SH       Sole                   117125        0    89857
HALLIBURTON CO                 COM              406216101     9588   131301 SH       Sole                    63200        0    68101
HEINZ H J CO                   COM              423074103     4932   130075 SH       Sole                    71325        0    58750
ISHARES TR                     RUSSELL 2000     464287655      219     2880 SH       Sole                        0        0     2880
JP MORGAN CHASE & CO           COM              46625H100     5390   129447 SH       Sole                    79731        0    49716
KB HOME                        COM              48666K109      949    14600 SH       Sole                      675        0    13925
MERCK & CO INC                 COM              589331107     4791   136005 SH       Sole                    71350        0    64655
MIDCAP SPDR TR                 UNIT SER 1       595635103      259     1790 SH       Sole                        0        0     1790
PFIZER INC                     COM              717081103     4574   183550 SH       Sole                    96825        0    86725
SARA LEE CORP                  COM              803111103     3626   202804 SH       Sole                   112000        0    90804
TRANSOCEAN INC                 ORD              G90078109     1498    18650 SH       Sole                      650        0    18000
TXU CORP                       COM              873168108     7037   157227 SH       Sole                    76750        0    80477
VALERO ENERGY CORP NEW         COM              91913Y100     8577   143475 SH       Sole                    69925        0    73550
WELLS FARGO & CO NEW           COM              949746101     4493    70353 SH       Sole                    37900        0    32453